S-K 1603(a) SPAC Sponsor	Oct. 02, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	DDC Acquisition Corp
SPAC Sponsor Form of Organization	Limited Partnership
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is not expected to effect any transfer of the insider shares or private units its holds during the relevant lock-up terms, certain transfers prior to the completion of our initial business combination are permitted for the insider shares and private units (including the underlying securities):